Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash	$ 864,514	$ 2,473,649
Accounts receivable	80,172	17,637
Prepaid expenses	22,609	185,412
Deferred acquisition costs	293,803
Total Current Assets	1,261,098	2,676,698
Non-current
Contract payments	1,200,000	1,200,000
Intangible assets	185,367	183,108
Property and equipment	37,065	34,721
Total Assets	2,683,530	4,094,527
Current
Accounts payable and accrued liabilities	553,784	147,205
Derivative warrant liability	8,000	572,000
Lease obligation	37,287	38,785
Total Liabilities	599,071	757,990
Shareholders' Equity
Share capital	20,183,547	18,493,571
Reserves	5,778,074	6,039,078
Obligation to issue shares		24,746
Accumulated other comprehensive loss	(52,605)	(52,605)
Accumulated deficit	(23,824,557)	(21,168,253)
Total Shareholders' Equity	2,084,459	3,336,537
Total Liabilities and Shareholders' Equity	$ 2,683,530	$ 4,094,527